OTHER LIABILITIES - Disclosure Of Detailed Information About Validation Of Fair Value Of The Warrants (Details) - Warrant liability	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares
Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant expected life	3 months	15 months
Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant expected life	33 months	24 months
Risk free rate | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0345	0.0396
Risk free rate | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0508	0.0425
Expected volatility | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.42	0.56
Expected volatility | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.54	0.60
Expected dividend
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0	0
Share price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	2.33	3.78